Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Life Insurance in Force
Direct amount	$ 37.9	$ 68.1	$ 237.0
Ceded to other companies	21.9	48.4	211.6
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 16.0	$ 19.7	$ 25.4
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 9.7	$ 20.2	$ 27.0
Ceded to other companies	9.1	19.5	26.2
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.6	$ 0.7	$ 0.8
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 29.3	$ 65.1	$ 30.4
Ceded to other companies	28.9	64.8	30.2
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.4	$ 0.3	$ 0.2
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life insurance
Premiums:
Direct amount	$ 0.6	$ 1.0	$ 2.2
Ceded to other companies	0.5	0.9	2.1
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.1	$ 0.1	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 1.0	$ 1.9	$ 1.7
Ceded to other companies	1.0	1.8	1.7
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.0	$ 0.1	$ 0.0
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 9.1	$ 19.2	$ 24.8
Ceded to other companies	8.6	18.6	24.1
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.5	$ 0.6	$ 0.7
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 28.3	$ 63.2	$ 28.7
Ceded to other companies	27.9	63.0	28.5
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.4	$ 0.2	$ 0.2
Percentage of amount assumed to net	0.00%	0.00%	0.00%